Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries	₩ 3,487	₩ 5,956	₩ 10,029
Defined benefits plan expenses	761	2,845	3,459
Share option	1,598	146	158
Compensation for the key management	₩ 5,846	₩ 8,947	₩ 13,646